Other accounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2017
Other accounts receivable and prepaid expenses.
Other accounts receivable and prepaid expenses

8.            Other accounts receivable and prepaid expenses

Other accounts receivable and prepaid expenses are comprised as follows:

	December 31,
	2017		2016		2015

Prepaid expenses	Ps.	23,310	Ps.	14,316	Ps.	18,529
Guarantee deposits		5,800		5,844		6,512
Others		9,746		8,745		4,983
	Ps.	38,856	Ps.	28,905	Ps.	30,024